Advances from the Federal Home Loan Bank (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Advances from the Federal Home Loan Bank (Textual)
Advances from the federal home loan bank	$ 53,052
Federal home loan bank, advances, ability to borrow total	127,400
Federal home loan bank, advances, pledged collateral which would enable us to borrow up amount	$ 5,400
Minimum [Member]
Advances from the Federal Home Loan Bank (Textual)
Federal home loan bank, advances, fixed interest rate	1.57%	0.81%
Maximum [Member]
Advances from the Federal Home Loan Bank (Textual)
Federal home loan bank, advances, fixed interest rate	2.30%	6.20%
Weighted-average [Member]
Advances from the Federal Home Loan Bank (Textual)
Federal home loan bank, advances, fixed interest rate	2.03%	1.29%
Residential Mortgage Loans [Member]
Advances from the Federal Home Loan Bank (Textual)
Advances from the federal home loan bank	$ 64,700	$ 65,300